STROOCK & STROOCK & LAVAN LLP
180 Maiden Lane
New York, New York  10038

May 27, 2011

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549
Attention:  Christina DiAngelo and Houghton R. Hallock Jr., Esq.

Re:	Advantage Funds, Inc. (333-173641; 811-07123)
Registration Statement on Form N-14

Ladies and Gentlemen:

Transmitted for filing with the Securities and Exchange Commission (the "Commission"), are the definitive versions of the three prospectus/proxy statements (each, a "Prospectus/Proxy") and statements of additional information (the "SAIs") included in the above-referenced Registrant's Registration Statement on Form N-14 filed with the Commission on April 21, 2011 (the "N-14 Registration Statement").  The filing contains:  (1) a Prospectus/Proxy Statement that reflects a proposal to the shareholders of Dreyfus Emerging Leaders Fund, a series of the Registrant ("Emerging Leaders Fund"), to transfer Emerging Leaders Fund's assets, subject to its liabilities, to Dreyfus Opportunistic Small Cap Fund, a series of the Registrant; (2) a Prospectus/Proxy Statement that reflects a proposal to the shareholders of Dreyfus Large Cap Value Fund, a series of Dreyfus Premier Investment Funds, Inc. ("Large Cap Value Fund"), to transfer Large Cap Value Fund's assets, subject to its liabilities, to Dreyfus Strategic Value Fund, a series of the Registrant ("Strategic Value Fund"); and (3) a Prospectus/Proxy Statement that reflects a proposal to the shareholders of Dreyfus Core Value Fund, a series of The Dreyfus/Laurel Funds Trust ("Core Value Fund"), to transfer Core Value Fund's assets, subject to its liabilities, to Strategic Value Fund.

Each Prospectus/Proxy and SAI filed herewith is marked to show changes from the versions of the relevant Prospectus/Proxy and SAI included as part of the N-14 Registration Statement.  These changes were made primarily in response to comments given electronically and telephonically by Christina DiAngelo and Houghton R. Hallock Jr. of the staff of the Commission (the "Staff") to Nicole M. Runyan of Stroock & Stroock & Lavan LLP.  Set forth below is a summary of the Staff's comments and the Registrant's responses thereto.  Capitalized terms used herein and not otherwise defined are used with the meanings assigned to them in the relevant Prospectus/Proxy filed herewith.  The Registrant's Tandy representation was filed with N-14 Registration Statement.

PROXY/PROSPECTUSES:

Q&A Sections

1.
Staff Comment.  In the section entitled, "Who will pay the expenses of the proposed reorganization?", please include the dollar estimate of the costs.  Although the disclosure appears later in the document, since the target funds will be paying the costs, please introduce this estimate in this section.

Response.  The requested change has been made.  Where relevant, we have added the following disclosure in that answer:  "Such expenses are estimated to total approximately $[______]."

2.
Staff Comment.  In the section entitled, "What are the benefits of the proposed reorganization for me?", where disclosure appears stating that the acquiring fund has a lower net expense ratio than the fund, please add disclosure that this is due to contractual expense waivers that will be in effect as a result of the reorganization.  We noted some situations where the target fund's gross expense ratios were lower than the acquiring fund.

Response.  In all cases except for Class B shares of Core Value Fund, the relevant Acquiring Fund has existing contractual fee waivers arrangements that result in the net annual operating expenses of the Acquiring Fund being lower than the net annual operating expenses of the corresponding Fund.  Those waiver arrangements are not tied to a Reorganization.  For Class B shares of Core Value Fund, that exception is disclosed in the Q&A section.  We respectfully request that the Staff withdraw this comment.

General

3.	Staff Comment. Is there any planned portfolio repositioning? The Pro Forma Financial Statements currently includes the following disclosure as a note to the Pro Forma Statement of Investments:

As of 2/28/11, all of the securities held by Dreyfus ________Fund comport with the investment strategies and restrictions of Dreyfus ________ Fund and management does not anticipate having to dispose of any securities as a result of the mergers.

The disclosure regarding portfolio repositioning in other portions of the document are not as clear.  For example, in the section entitled, "Sale of Portfolio Securities", reference is made to potential sale of portfolio securities that may result in a capital gain or loss.  Additionally, this paragraph states: "As of the date hereof, neither the Funds nor the combined Fund are expected to recognize material capital gains or incur significant transaction costs as a result of repositioning a Fund's portfolio in connection with the relevant Reorganization."

Are there any planned sales of portfolio securities in connection with the Reorganizations?  If so, please disclose an estimate of the percentage of each Target portfolio securities that will be sold, along with an estimate of the dollar amounts and per share effect of any capital gains that are expected to result from these sales and the dollar amount of transaction costs.

Response.  None of the Funds or the corresponding Acquiring Fund will be forced to reposition its portfolio holdings if the Fund's shareholders approve the relevant Reorganization.  Each fund, in the ordinary course of business and not related to the Reorganizations, may buy and sell portfolio holdings in the period prior to the Reorganizations and each combined fund may sell portfolio holdings after the relevant Reorganizations in the ordinary course of its business, subject to any restrictions imposed by the Code with respect to the tax-free nature of the Reorganizations.  It is not possible to predict, with any accuracy, the possible sale of the funds' portfolio securities in the ordinary course of their businesses and, because any sales would not be directly related to the Reorganizations, the funds have not included the requested disclosure in a Prospectus/Proxy.  Please note, however, that the disclosure in each Prospectus/Proxy has been revised to state that the funds do not intend to sell their portfolio securities in connection with the relevant Reorganization.

4.
Staff Comment.  In the fee table for Emerging Leaders Fund, the expense ratio is disclosed as 1.45%, however the expense ratio in the most recent annual report is 1.40%.  Was this expense limit voluntary and not permitted to be shown in the prospectus?

Response.  Emerging Leaders Fund's current prospectus, dated January 1, 2011, shows an expense ratio of 1.45%.  The Fund's most recent Annual Report, dated August 31, 2010, shows a total expense ratio of 1.45% and a net expense ratio of 1.40%.  Note 3 to the Fund's financial statements states that "[p]ursuant to a management agreement with [Dreyfus], the management fee is computed at the annual rate of .90% of the value of the fund's average daily net assets and is payable monthly.  [Dreyfus] has agreed from September 1, 2009 through March 31, 2011, to waive receipt of its fees and/or assume the expenses of the fund so that the total annual fund operating expenses (excluding shareholder services fees, taxes, brokerage commissions, interest on borrowings and extraordinary expenses) do not exceed 1.15% of the value of the fund's average daily net assets."  As the waiver expired on March 31, 2011, it was not included in the fee table in the Fund's current prospectus or in the fee table in the Prospectus/Proxy.

5.
Staff Comment.  In Footnote (2) in the fee tables for Core Value Fund, the unitary management fee and the agreement by Dreyfus to reduce its fee in an amount equal to the funds allocable portion of the fees and expenses of the Trust's non-interested Trustees and their counsel is disclosed.  Confirm that this agreement meets the requirements of Form N-1A, Instruction 3(e) to Item 3[…].  If the waiver agreement does meet these requirements, include the required disclosure of the period for which the expense reimbursement or fee waiver arrangement is expected to continue, including the expected termination date, and briefly describe who can terminate the arrangement and under what circumstances.

Response.  As the unitary fee structure, including the allocation of trustee and counsel expenses, is part of the Fund's unitary fee structure, which is set out under the Fund's investment advisory agreement, it is not a separate fee waiver/expense reimbursement arrangement.  It is not voluntary and cannot be terminated by any party—including the Trust's Board or Dreyfus—without stockholder approval under Section 15 of the 1940 Act, as it would require amending the investment advisory agreement.  The disclosure in the footnote is substantially similar to the disclosure in the footnote to the fee table in the Fund's prospectus dated May 1, 2011 (and prior prospectuses).  We believe the footnote disclosure, as filed, satisfies the disclosure requirement of Item 3(e) of Form N-1A.

6.
Staff Comment.  Please supplementally explain the paragraph entitled "Temporary Suspension of Certain of each Fund's Investment Restrictions."  Please clarify what restrictions are being suspended in connection with the Reorganizations.

Response.  The only investment restriction that is being suspended in each Reorganization is the limitation on a Fund's ability to invest in other investment companies in accordance with Section 12(d)(1) of the Investment Company Act of 1940, as amended.  The suspension of each Fund's investment restriction is operationally necessary in order to effect the Reorganizations (e.g., the Funds' shareholders, for a period of time during the Reorganization, will hold shares of the Acquiring Fund while still being shareholders of the Funds).  As disclosed in each Prospectus/Proxy, this does not affect the Acquiring Fund's investment restrictions.

7.
Staff Comment.  For each capitalization table, please confirm that there is no per share effect to the net asset values of each class of shares of the Funds resulting from paying the costs of the reorganization.

Response.  The per share effect to the net asset values of each class of shares of the Funds resulting from paying the costs of the relevant Reorganization(s) are as follows:  Emerging Leaders Fund: $0.016 per share; Core Value Fund: $0.01 per share; and Large Cap Value Fund: $0.01 per share.  We have added a footnote in the "Adjustments" column disclosing this per share effect to the capitalization tables.

Statements of Additional Information:

8.
Staff Comment.  Footnote (a) to the Pro Forma Statement of Operations currently states:  "Reflects the adjustment of expenses to be commensurate with those of the combined fund."  This description is too generic.  Please explain the adjustments to the expense line items in greater detail.

Response.  Dreyfus has reviewed the "Adjustments" column and has revised footnote (a) thereto to provide specific information it believes useful to shareholders and also added footnotes (b) and (c) disclosing certain economies of scale that are expected to result from the relevant Reorganization(s).

Should members of the Staff have any questions or comments, please contact me at 212.806.6443 or, in my absence, contact David Stephens at 212.806.6138.

Very truly yours,

/s/ Nicole M. Runyan
Nicole M. Runyan

cc:	David Stephens
Jeff Prusnofsky